Fair Value Measurements (Unrealized Gains and Losses Recorded for Level 3 Measurements) (Details) - Natural Gas Related Derivatives - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Unrealized Gains (Losses) Recorded for Level 3 Measurements
Recorded to Regulatory	$ (5.8)	$ 17.8	$ (10.0)	$ 69.7
Total unrealized gains (losses)	(9.3)	31.5	2.5	82.0
Utility cost of gas
Unrealized Gains (Losses) Recorded for Level 3 Measurements
Recorded to income	(4.0)	9.9	2.3	31.0
Regulatory asset-gas costs member
Unrealized Gains (Losses) Recorded for Level 3 Measurements
Recorded to Regulatory	$ (5.3)	$ 21.6	$ 0.2	$ 51.0